Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	si_SupplementTextBlock

SCHWAB INVESTMENTS

SCHWAB CAPITAL TRUST

Schwab 1000 Index® Fund
Schwab Small Cap Index Fund®

Supplement dated July 1, 2014 to the

Prospectus dated February 28, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect that the annual fund operating expenses of each of the above-listed funds have been restated to reflect the removal of expenses incurred indirectly by each fund through its investment in business development companies. Accordingly, the following changes to the Prospectus are effective July 1, 2014:

Schwab 1000 Index Fund

The "Annual fund operating expenses" table and the "Example" section, including the "Expenses on a $10,000 investment" table, under the heading "Fund fees and expenses," on Page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.23
Distribution (12b-1) fees	None
Other expenses	0.11

Total annual fund operating expenses[1]	0.34
Less expense reduction	(0.05)

Total annual fund operating expenses after expense reduction[1,2]	0.29

[1]
The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$30	$93	$163	$368

Schwab 1000 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	si_SupplementTextBlock

SCHWAB INVESTMENTS

SCHWAB CAPITAL TRUST

Schwab 1000 Index® Fund
Schwab Small Cap Index Fund®

Supplement dated July 1, 2014 to the

Prospectus dated February 28, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect that the annual fund operating expenses of each of the above-listed funds have been restated to reflect the removal of expenses incurred indirectly by each fund through its investment in business development companies. Accordingly, the following changes to the Prospectus are effective July 1, 2014:

Schwab 1000 Index Fund

The "Annual fund operating expenses" table and the "Example" section, including the "Expenses on a $10,000 investment" table, under the heading "Fund fees and expenses," on Page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.23
Distribution (12b-1) fees	None
Other expenses	0.11

Total annual fund operating expenses[1]	0.34
Less expense reduction	(0.05)

Total annual fund operating expenses after expense reduction[1,2]	0.29

[1]
The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$30	$93	$163	$368

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab 1000 Index Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.29%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	93
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	368
1 year	rr_ExpenseExampleNoRedemptionYear01	30
3 years	rr_ExpenseExampleNoRedemptionYear03	93
5 years	rr_ExpenseExampleNoRedemptionYear05	163
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 368

[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies ("BDCs"). The fund's benchmark index no longer includes BDCs.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses.